ASSET RETIREMENT OBLIGATIONS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Asset Retirement Obligations [Line Items]
Beginning balance	CAD 525,022	CAD 305,613
Additional obligations recognized	3,273	68,288
Changes in estimates	(48,904)	3,454
Obligations settled	(9,334)	(9,617)
Accretion	26,971	24,783
Changes in discount rates	(2,586)	144,729
Foreign exchange	22,738	(12,228)
Ending balance	CAD 517,180	CAD 525,022